Risks and concentration - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Risks and concentration
Accounts receivable current	$ 19,290	$ 1,514
Concentration of credit risk
Risks and concentration
Accounts receivable current	$ 19,290	$ 1,514